As filed with the Securities and Exchange Commission on August 25, 2023
1933 Act Registration No. 333-249922
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 9
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 363
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln VULONE 2021
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2022 was filed March 24, 2023.
It is proposed that this filing will become effective:
/ /
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2023 pursuant to paragraph (b)
/X/
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2023 pursuant to paragraph (a)(1) of Rule 485.
/ /
This Post-Effective Amendment designates a new effective date for previously filed Post-Effective Amendment No. XX (File No. ________) filed on XX XX, 2023. Such new effective date shall be XX XX, 2023.

Part A
The Prospectus for the Lincoln VULONE 2021 variable life insurance contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-249922) filed on April 20, 2023.
Part B
The Statement of Additional Information for the Lincoln VULONE 2021 variable life insurance contract, as supplemented, including the financial statement of Lincoln Life Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-249922) filed on April 20, 2023. The adjusted consolidated financial statements of Lincoln Life are incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-249922) filed on May 30, 2023.

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Flexible Premium Variable Life Account M
Lincoln VULONE 2021

Supplement dated XX XX, 2023 to the Product Prospectus dated May 1, 2023:

This Supplement outlines changes to the prospectus for Lincoln VULONE 2021 that will be applicable for applications received on or after November 13, 2023.

Please refer to the May 1, 2023 prospectus for a discussion of all other provisions of your Policy that are not discussed in this Supplement.
This Supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this Supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Special Terms provision, as amended by this Supplement.
The prospectus is being amended as follows (in the order of how these respective provisions appear in the prospectus):
Changes to the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses”  - changes to footnote 3 on page 13 associated with the Administrative Fee

Charge	When Charge is Deducted	Amount Deducted
Administrative Fee*	Monthly	Maximum of $15, plus an additional amount up to a maximum of $5.25 per $1,000 of Initial Specified Amount or increase in Specified Amount[3]

3The duration of the additional amount varies by when the application was received. For applications received on or after November 13, 2023, the additional amount applies in all Policy Years (up to Attained Age 121). For applications received between May 15, 2023 and November 12, 2023, the additional amount applies for the first 20 Policy Years from the Policy Date or any increase in Specified Amount. For applications received prior to May 15, 2023, the additional amount applies for the first 10 Policy Years from the Policy Date or any increase in Specified Amount.  For all applications, the additional amount varies based on individual insured characteristics.  The maximum additional amount is $5.25 per $1,000, the minimum amount is $0.04167 per $1000, and the maximum charge for a representative Insured (Male, age 45, standard non-tobacco) is $0.22 per $1,000.

Changes to the “Administrative Fee” section (pg. 26):
The following language has been added/updated to read as follows:

For applications received on or after November 13, 2023, the following applies:

A) a Monthly Deduction of $15 in all years.

B) for all Policy Years (up to attained age 121), a per $1,000 charge which varies with the Insured’s issue age, gender, and premium class. This charge will never exceed $5.25 per month per $1,000 of Initial Specified Amount or increase in Specified Amount. We reserve the right to change this charge, but guarantee it will not exceed the maximum rates as shown in the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table of this prospectus.

For applications received between May 15, 2023 and November 12, 2023, the following applies:

A) a flat Monthly Deduction of $15 in all years.

B) for the first 20 Policy Years from the Policy Date or increase in Specified Amount (currently for the first 20 Policy Years), a per $1,000 charge which varies with the Insured’s issue age, gender, and premium class. This charge will never exceed $5.25 per month per $1,000 of Initial Specified Amount or increase in Specified Amount.

For applications received prior to May 15, 2023, the following applies:

A) a flat Monthly Deduction of $15 in all years.

B) for the first 10 Policy Years from the Policy Date or increase in Specified Amount (currently for the first 10 Policy Years), a per $1,000 charge which varies with the Insured’s issue age, gender, and premium class. This charge will never exceed $5.25 per month per $1,000 of Initial Specified Amount or increase in Specified Amount. We reserve the right to change this charge, but guarantee it will not exceed the maximum rates as shown in the “Periodic Charges Other Than Annual Underlying Fund Fees and Operating Expenses” table of this prospectus.

Please retain this Supplement for future reference

PART C - OTHER INFORMATION
Item 30. EXHIBITS
a)
Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
b)
Not applicable.
c)
(1)
Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(a)
Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)
Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)
Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)
Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)
Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
d)
(1)
Policy—Form 20-VUL689 incorporated by reference to Registration Statement on Form N-6 (File No. 333-249922) filed on November 6, 2020.
(2)
Policy—Form 20-VUL689-1 incorporated by reference to Registration Statement on Form N-6 (File No. 333-249922) filed on November 6, 2020.
(3)
Accelerated Benefits Riders—Policy Form ABR 5645 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(4)
Accelerated Benefits Riders—Policy Form ABR 5650 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(5)
Change of Insured Rider—Policy Form LR496 incorporated by reference to Post-Effective Amendment No. 3 on Form S-6 (File No. 333-82663) filed on April 12, 2001.
(6)
Enhanced Surrender Value Rider—Policy Form LR541 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(7)
Overloan Protection Rider—Policy Form LR616 incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.
(8)
Premium Reserve Rider—Policy Form LR543 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(9)
Waiver of Monthly Deduction Benefit Rider—Policy Form LR436 incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(10)
Waiver of Monthly Deduction Benefit Rider—Policy Form LR437 incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-42479) filed on December 17, 1997.
(11)
Accelerated Benefits Rider for Chronic Illness—Policy Form LR630 incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-181796) filed on August 14, 2012.
(12)
Accelerated Benefits Rider for Chronic Illness and Terminal Illness—Policy Form ICC18ABR-7052 incorporated by reference to Post-Effective Amendment No. 9 on Form N-6 (File No. 333-191329) filed on May 14, 2018.
(13)
Accelerated Death Benefit for Long-Term Care Services Rider—LTC-7090 incorporated herein by reference to Post-Effective Amendment No. 2 on Form N-6 (File No. 333-229198) filed on July 2, 2020.
(14)
Bonus Rider 20BNSR-621 incorporated by reference to Registration Statement on Form N-6 (File No. 333-249922) filed on November 6, 2020.

(15)
Bonus Rider Generic Spec Page 20-VUL689-1 (20BNSR-621) incorporated by reference to Registration Statement on Form N-6 (File No. 333-249922) filed on November 6, 2020.
(16)
Single Life ONE Rider—Form 20NLER-620 incorporated by reference to Registration Statement on Form N-6 (File No. 333-249922) filed on November 6, 2020.
e)
Application—Form ICC15LFF10800 incorporated herein by reference to Registration Statement on Form N-6 (File No. 333-229198) filed on January 11, 2019.
f)
(1)
Articles of Incorporation of The National Lincoln Life Insurance Company incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 25, 1996.
(2)
Bylaws of The National Lincoln Life Insurance Company incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
g)
Reinsurance Contracts incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-6 (File No. 333-139960) filed on April 1, 2008.
h)
Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds) incorporated by reference to Post-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(2)
AllianceBernstein Variable Products Series Fund, Inc. incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(3)
American Century Variable Portfolios, Inc. incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(4)
American Funds Insurance Series incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(a)
Amendment No. 15 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(5)
Delaware VIP Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment incorporated by reference to Post-Effective Amendment No. 40 filed on Form N-6 (File No. 333-125790) filed on April 7, 2022.
(6)
Deutsche DWS Variable Series II incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(7)
Fidelity Variable Insurance Products incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(8)
Franklin Templeton Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(9)
JPMorgan Insurance Trust incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(10)
Legg Mason Partners Variable Equity Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(a)
third amendment incorporated herein by reference to Post-Effective Amendment No. 13 filed on Form N-4 (File No. 333-212680) filed on February 11, 2021.
(11)
Lincoln Variable Insurance Products Trust incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(12)
MFS Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(a)
Amendment dated August 1, 2016 incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(13)
Northern Lights Variable Trust incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.

(a)
Amendment No. 1 incorporated by reference to Post-Effective Amendment No. 38 on Form N-6 (File No. 333-125790) filed on April 8, 2020.
(b)
Amendment No. 2 incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-248990) filed on February 11, 2021.
(14)
PIMCO Variable Insurance Trust incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
i)
Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
j)
Not applicable.
k)
Opinion and Consent of Jassmin McIver-Jones, Esquire filed herein.
l)
Not applicable.
m)
Not applicable.
n)
(1)
Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm to be filed by amendment.
(2)
Power of Attorney - Principal Officers and Directors of The Lincoln National Life Insurance Company incorporated by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-249922) filed on April 20, 2023.
o)
Not applicable.
p)
Not applicable.
q)
Compliance Procedures incorporated by reference to Post-Effective Amendment No. 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.
r)
Form of ISP filed herein.
Item 31. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Craig T. Beazer*	Executive Vice President, General Counsel and Director
Jayson R. Bronchetti*	Executive Vice President, Chief Investment Officer and Director
Adam M. Cohen*	Senior Vice President and Chief Accounting Officer
Ellen G. Cooper*	President and Director
Stephen B. Harris*	Senior Vice President and Chief Ethics and Compliance Officer
Shantanu Mishra*	Senior Vice President and Treasurer
Christopher M. Neczypor*	Executive Vice President, Chief Financial Officer and Director
Nancy A. Smith*	Senior Vice President and Secretary
Joseph D. Spada**	Vice President and Chief Compliance Officer for Separate Accounts
Eric B. Wilmer***	Assistant Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 350 Church Street, Hartford, CT 06103
***Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
Item 32. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (incorporated by reference to Post-Effective Amendment No. 42 on Form N-6 (File No. 333-125790) filed on April 11, 2023.)
Item 33. Indemnification
(a)
Brief description of indemnification provisions:

In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)
Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 34. Principal Underwriter
(a)
Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b)
Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Jason M. Gibson**	Vice President and Chief Compliance Officer
Claire H. Hanna*	Secretary
John C. Kennedy*	President, Chief Executive Officer and Director
Shantanu Mishra*	Senior Vice President and Treasurer
William A. Nash***	Senior Vice President and Director
Thomas P. O’Neill*	Senior Vice President, Chief Operating Officer and Head of Financial Institutions Group
Timothy J. Seifert Sr*	Senior Vice President and Director
*Principal business address is 150 N. Radnor-Chester Road, Radnor, PA 19087
**Principal business address is 1301 South Harrison Street, Fort Wayne, IN 46802
***Principal business address is 3108 Rhett Butler Place, Charlotte, NC 28270

(c)
N/A
Item 35. Location of Accounts and Records
This information is provided in the Registrant’s most recent report on Form N-CEN.
Item 36. Management Services
Not applicable.
Item 37. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No.: 9 to the Registration Statement on Form N-6 (File No. 333-249922, 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the  23rd day of August, 2023 at 4:16 pm.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

/s/Joshua R. Durand
By _________________________________
Joshua R. Durand
Vice President, Product Development Mgt.
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Joshua R. Durand
By _________________________________
Joshua R. Durand
Vice President, Product Development Mgt.

Pursuant to the requirements of the Securities Act of 1933,  this Post-Effective Amendmant No.: 9 to the Registration Statement on Form N-6 (File No. 333-249922, 811-08557; CIK: 0001048607) has been duly signed below on August 23, 2023 at 3:27 pm by the following persons, as officers and directors of the Depositor, in the capacities indicated.

Signature	Title
*/s/Ellen G. Cooper _____________________________ Ellen G. Cooper	President and Director
*/s/Christopher M. Neczypor _____________________________ Christopher M. Neczypor	Executive Vice President, Chief Financial Officer and Director
*/s/Craig T. Beazer _____________________________ Craig T. Beazer	Executive Vice President, General Counsel and Director

*/s/Eric B. Wilmer _____________________________ Eric B. Wilmer	Assistant Vice President and Director
*/s/Jayson R. Bronchetti _____________________________ Jayson R. Bronchetti	Executive Vice President, Chief Investment Officer and Director
*/s/Adam M. Cohen _____________________________ Adam M. Cohen	Senior Vice President and Chief Accounting Officer

/s/Jassmin McIver-Jones
* By ________________________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement